SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of RSU's
Outstanding as of beginning of year	773,200
Granted	359,643	783,700
Exercised	(86,847)
Forfeited	(36,812)	(10,500)
Outstanding as of end of year	1,009,184	773,200
RSU exercisable as of end of year
Weighted Average Fair Value
Outstanding as of beginning of year	$ 15.11
Granted	12.83	15.11
Exercised	11.45
Forfeited	14.73	15.15
Outstanding as of end of year	14.62	15.11
RSU's exercisable as of end of year